Acquisition (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquisition [Abstract]
Revenues	$ 35,090	$ 31,910
Net loss	$ (5,552)	$ (6,761)
Pro forma basic and diluted net loss per common share	$ (0.07)	$ (0.08)
Pro forma weighted average common shares outstanding - basic and diluted	83,156,969	83,156,969